Earnings per share	12 Months Ended
Dec. 31, 2021
Earnings per share
Earnings per share
8.	Earnings per share

Basic earnings per share amounts are calculated by dividing net profit for the year attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year.

Diluted earnings per share amounts are calculated by dividing the net profit attributable to ordinary equity holders of the parent adjusted for the effect of any potential share exercise by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.

The following reflects the income and share data used in basic and diluted earnings per share computations for the years ended December 31:

	2019	2020	2021
Net profit attributable to ordinary equity holders of the parent for basic earnings	4,832	8,842	17,399
Weighted average number of ordinary shares for basic earnings per share	61,788,024	62,251,274	62,433,524
Effect of share-based payments	476,420	165,196	20,482
Weighted average number of ordinary shares for diluted earnings per share	62,264,444	62,416,470	62,454,006

Earnings per share:
Basic, profit attributable to ordinary equity holders of the parent	78.20	142.04	278.68
Diluted, profit attributable to ordinary equity holders of the parent	77.60	141.66	278.59

There have been no other transactions involving ordinary shares or potential ordinary shares between the reporting date and the date of completion of these financial statements.